Significant Events - Additional Information (Detail) $ / shares in Units, CLF in Millions								6 Months Ended	12 Months Ended
	Nov. 30, 2021 CLP ($) $ / shares shares	Nov. 16, 2021 shares	Sep. 23, 2021 $ / shares shares	Sep. 15, 2021 shares	Aug. 12, 2021 shares	Jul. 13, 2021 CLP ($) $ / shares shares	Jan. 22, 2020	Jun. 30, 2020 CLP ($)	Dec. 31, 2021 CLP ($) $ / shares shares	Dec. 31, 2021 CLF	Dec. 31, 2020 CLP ($) $ / shares shares	Dec. 31, 2019 CLP ($) shares	Dec. 31, 2018 shares
Disclosure of subsidiaries [line items]
Equity									$ 2,688,131,000,000		$ 1,862,826,000,000	$ 1,862,826,000,000
Number of share outstanding | shares									973,517,871,202		512,406,760,091	512,406,760,091	512,406,760,091
Loss for the period									$ (273,410,000,000)		$ 808,784,000,000	$ (113,684,000,000)
Proceeds from issue of ordinary shares									$ 825,305,000,000
Share price offered | $ / shares									$ 1.80
Percentage of dividend on profit									30.00%	30.00%	0.00%
Loans and advances to customers									$ 23,795,548,000,000		$ 21,576,108,000,000
Distribution of dividends												$ 127,065,000,000
Proportion of ownership interest in associate									42.006%	42.006%	23.6336%
Impairments								$ 694,936,000,000	$ 651,825,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill								808,847,000,000
Impact of Goodwill Impairment Attributable to Non Controlling Interest								10,238,000,000
Impact of Goodwill Impairment Attributable to Parent								720,951,000,000
ITA CORPBANCA
Disclosure of subsidiaries [line items]
Loss for the period											$ 925,479,000,000
Dividend payables											0
Nexus S.A [member]
Disclosure of subsidiaries [line items]
Equity									$ 8,310,000,000		$ 17,676,000,000
Percentage of voting equity interests acquired							1.9148%
Proportion of ownership interest in associate							14.8148%		14.8148%	14.8148%	14.8148%
Chile [member]
Disclosure of subsidiaries [line items]
Impairments								448,273,000,000	$ 412,356,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill								448,273,000,000
Colombia [member]
Disclosure of subsidiaries [line items]
Impairments								246,663,000,000	239,469,000,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill								$ 360,574,000,000		CLF 113,911
ITA CORPBANCA COLOMBIA
Disclosure of subsidiaries [line items]
Impairment loss recognised in profit or loss, intangible assets other than goodwill									$ 113,138,000,000
Itau Corpbanca [member]
Disclosure of subsidiaries [line items]
Increase in capital stock						$ 830,000,000,000
Equity						$ 2,692,826,231,184					$ 1,862,826,231,184
Number of share outstanding | shares						973,517,871,202					512,406,760,091
Par value per share | $ / shares						$ 0					$ 0
Increase bank equity amount	$ 830,000,000,000
Number of ordinary shares without nominal value subscribed and paid | shares		350,048,242,004
Number of Ordinary Shares without Nominal Value, Throughout the Issuance of New Shares | shares	5,867,763,862
Number of shares issued | shares	461,111,111,111
Number of ordinary shares issuable | shares		461,111,111,111	461,111,111,111	461,111,111,111	461,111,111,111	461,111,111,111
Share price offered | $ / shares	$ 1.80		$ 1.80
Percentage of voting equity interests acquired	1.27%	56.94%
Total Number Of Shares Held | shares		551,015,065,630